UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22049

International Income Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

Item 1. Reports to Stockholders

International Income Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 58.2%
Security	Principal		U.S. $ Value
Australia — 0.3%
Commonwealth of Australia, 6.50%, 5/15/13	AUD	105,000	$99,956
Total Australia (identified cost $94,662)			$99,956
Belgium — 3.8%
Kingdom of Belgium, 3.75%, 3/28/09	EUR	274,000	$424,851
Kingdom of Belgium, 4.00%, 3/28/13	EUR	211,000	326,603
Kingdom of Belgium, 5.50%, 9/28/17	EUR	195,000	329,832
Kingdom of Belgium, 5.50%, 3/28/28	EUR	168,000	285,131
Total Belgium (identified cost $1,217,701)			$1,366,417
Brazil — 1.1%
Letra Tesouro Nacional, 0.00%, 7/1/08	BRL	424,000	$246,011
Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	239,362	128,737
Total Brazil (identified cost $372,563)			$374,748
Canada — 2.4%
Canada Government, 3.60%, 6/15/13	CAD	875,000	$864,357
Total Canada (identified cost $871,109)			$864,357
Costa Rica — 0.1%
Titulo Propiedad Ud, 1.63%, 7/13/16(3)	CRC	4,151,396	$4,949
Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	35,977,344	45,718
Total Costa Rica (identified cost $45,423)			$50,667
Czech Republic — 3.0%
Czech Republic, 4.125%, 3/18/20	EUR	730,000	$1,076,993
Total Czech Republic (identified cost $1,102,187)			$1,076,993
Denmark — 2.2%
Kingdom of Denmark, 6.00%, 11/15/09	DKK	1,470,000	$314,713
Kingdom of Denmark, 5.00%, 11/15/13	DKK	938,000	203,449
Kingdom of Denmark, 4.00%, 11/15/15	DKK	215,000	43,986
Kingdom of Denmark, 4.00%, 11/15/17	DKK	1,008,000	204,194
Total Denmark (identified cost $667,707)			$766,342

Security	Principal		U.S. $ Value
France — 15.9%
Government of France, 4.00%, 4/25/09	EUR	1,055,000	$1,640,586
Government of France, 4.00%, 10/25/13	EUR	905,000	1,405,008
Government of France, 4.00%, 4/25/14	EUR	570,000	883,590
Government of France, 3.75%, 4/25/17	EUR	420,000	629,866
Government of France, 5.50%, 4/25/29	EUR	641,000	1,100,177
Total France (identified cost $5,067,850)			$5,659,227
Germany — 14.1%
Bundesschatzanweisungen, 3.75%, 3/13/09	EUR	1,280,000	$1,987,752
Bundesrepub Deutschland, 3.75%, 7/4/13	EUR	1,056,000	1,632,116
Bundesrepub Deutschland, 6.25%, 1/4/30	EUR	732,000	1,381,198
Total Germany (identified cost $4,270,917)			$5,001,066
Ghana — 0.4%
Ghanaian Government Bond, 13.69%, 3/15/10	GHS	140,000	$139,949
Total Ghana (identified cost $145,651)			$139,949
Iceland — 0.6%
Republic of Iceland, 9.50%, 6/13/08	ISK	16,672,000	$221,933
Total Iceland (identified cost $225,932)			$221,933
Netherlands — 3.8%
Government of Netherlands, 3.75%, 7/15/09	EUR	234,000	$363,124
Government of Netherlands, 5.00%, 7/15/12	EUR	212,000	342,577
Government of Netherlands, 4.50%, 7/15/17	EUR	206,000	326,877
Government of Netherlands, 3.75%, 1/15/23	EUR	226,000	320,666
Total Netherlands (identified cost $1,203,951)			$1,353,244
Nigeria — 0.3%
Nigerian Treasury Bond, 12.00%, 4/28/09	NGN	6,343,000	$55,529
Nigerian Treasury Bond, 9.35%, 8/31/17	NGN	6,841,000	53,893
Total Nigeria (identified cost $108,438)			$109,422
Peru — 0.3%
Republic of Peru, 12.25%, 8/10/11	PEN	243,000	$103,119
Total Peru (identified cost $107,436)			$103,119

See notes to financial statements

International Income Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal		U.S. $ Value
Sri Lanka — 0.1%
Republic of Sri Lanka, 11.50%, 11/1/08	LKR	4,100,000	$36,849
Total Sri Lanka (identified cost $36,892)			$36,849
Sweden — 3.0%
Swedish Government, 5.00%, 1/28/09	SEK	470,000	$78,884
Swedish Government, 6.75%, 5/5/14	SEK	395,000	75,292
Swedish Government, 3.75%, 8/12/17	SEK	5,510,000	895,877
Total Sweden (identified cost $933,790)			$1,050,053
United Kingdom — 6.8%
United Kingdom Treasury Bond, 4.75%, 6/7/10	GBP	334,000	$666,121
United Kingdom Treasury Bond, 5.00%, 3/7/12	GBP	321,000	650,289
United Kingdom Treasury Bond, 5.00%, 9/7/14	GBP	266,000	543,331
United Kingdom Treasury Bond, 4.75%, 3/7/20	GBP	285,000	562,806
Total United Kingdom (identified cost $2,446,859)			$2,422,547
Total Foreign Government Bonds (identified cost $18,919,068)			$20,696,889
Mortgage-Backed Securities — 25.1%
Collateralized Mortgage Obligations — 6.0%
Federal Home Loan Mortgage Corp., Series 2127, Class PG, 6.25%, 2/15/29		$918,754	$942,234
Federal National Mortgage Association, Series 1991-139, Class PN, 7.50%, 10/25/21		1,119,754	1,198,268
Total Collateralized Mortgage Obligations (identified cost $2,129,252)			$2,140,502
Mortgage Pass-Throughs — 19.1%
Federal National Mortgage Association: 6.00% with maturity at 2019		$480,715	$495,170
6.50% with maturity at 2017		1,238,126	1,288,954
			$1,784,124
Government National Mortgage Association: 8.00% with maturity at 2016		2,374,959	2,524,520
9.00% with various maturities to 2024(4)		2,216,138	2,484,366
			$5,008,886

U.S. $ Value
Total Mortgage Pass-Throughs (identified cost $6,698,275)	$6,793,010
Total Mortgage-Backed Securities (identified cost $8,827,527)	$8,933,512
Currency Options Purchased — 3.1%

Description	Principal Amount of Contracts (000's omitted)		Strike Price	Expiration Date	U.S. $ Value
Japanese Yen Call Option	JPY	660,520	117.95	7/1/08	$868,709
Japanese Yen Put Option	JPY	1,058,706	106.94	4/3/09	178,900
South Korean Won Call Option	KRW	452,600	905.2	7/28/09	1,132
South Korean Won Put Option	KRW	452,600	905.2	7/28/09	42,481
Total Currency Options Purchased (identified cost $321,608)					$1,091,222
Short-Term Investments — 12.6%
Foreign Government Securities — 9.7%

Security	Principal		U.S. $ Value
Egypt — 6.0%
Egyptian Treasury Bill, 0.00%, 5/6/08	EGP	1,700,000	$315,975
Egyptian Treasury Bill, 0.00%, 5/13/08	EGP	1,000,000	185,667
Egyptian Treasury Bill, 0.00%, 5/20/08	EGP	3,450,000	639,858
Egyptian Treasury Bill, 0.00%, 5/27/08	EGP	1,600,000	296,421
Egyptian Treasury Bill, 0.00%, 6/10/08	EGP	850,000	157,127
Egyptian Treasury Bill, 0.00%, 7/8/08	EGP	1,750,000	322,062
Egyptian Treasury Bill, 0.00%, 7/22/08	EGP	50,000	9,181
Egyptian Treasury Bill, 0.00%, 9/30/08	EGP	1,200,000	217,034
Total Egypt (identified cost $2,108,320)			$2,143,325
Georgia — 1.0%
Bank of Georgia Group, 7.00%, 5/30/08(5)	GEL	145,500	$99,341
Bank of Georgia Group, 7.50%, 6/26/08(5)	GEL	147,700	100,843
Bank of Georgia Group, 8.25%, 10/10/08(5)	GEL	217,650	148,602
Total Georgia (identified cost $350,000)			$348,786

See notes to financial statements

International Income Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal		U.S. $ Value
Peru — 2.7%
Peru Certificates of Deposit, 0.00%, 6/6/08	PEN	700,000	$244,223
Peru Certificates of Deposit, 0.00%, 7/3/08	PEN	400,000	139,018
Peru Certificates of Deposit, 0.00%, 11/6/08	PEN	600,000	205,053
Peru Certificates of Deposit, 0.00%, 12/9/08	PEN	300,000	102,107
Peru Certificates of Deposit, 0.00%, 1/5/09	PEN	200,000	67,849
Peru Certificates of Deposit, 0.00%, 2/9/09	PEN	600,000	202,723
Total Peru (identified cost $923,500)			$960,973
Total Foreign Government Securities (identified cost $3,381,820)			$3,453,084
Other Securities — 2.9%
Description	Interest (000's omitted)		U.S. $ Value
Investment in Cash Management Portfolio, 2.49%(6)		1,029	$1,029,252
Total Other Securities (identified cost $1,029,252)			$1,029,252
Total Short-Term Investments (identified cost $4,411,072)			$4,482,336
Total Investments — 99.0% (identified cost $32,479,275)			$35,203,959
Currency Options Written — (0.2)%

Description	Principal Amount of Contracts (000's omitted)		Strike Price	Expiration Date	U.S. $ Value
Japanese Yen Call Option	JPY	1,099,073	79.07	4/3/09	$(75,950)
Total Currency Options Written (premiums received $117,803)					$(75,950)
Other Assets, Less Liabilities — 1.2%					$422,674
Net Assets — 100.0%					$35,550,683

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CRC - Costa Rican Colon

DKK - Danish Krone

EGP - Egyptian Pound

EUR - Euro

GBP - British Pound

GEL - Georgian Lari

GHS - Ghanaian Cedi

ISK - Icelandic Krona

JPY - Japanese Yen

KRW - South Korean Won

LKR - Sri Lanka Rupee

NGN - Nigerian Naira

PEN - Peruvian Sol

SEK - Swedish Krona

(1)  Bond pays a 6% coupon on the face at the end of the payment period. Principal is adjusted daily based on the ICPA (Amplified Consumer Price Index) as determined by the Brazilian Institute of Geography and Statistics. The original face is BRL 139,000 and the current face is BRL 239,362.

(2)  Bond pays a 1% coupon on the face at the end of the payment period. Principal is adjusted daily based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 33,700,000 and the current face is CRC 35,977,344.

(3)  Bond pays a 1.63% coupon on the face at the end of the payment period. Principal is adjusted daily based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values. The original face is CRC 3,700,000 and the current face is CRC 4,151,396.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2008.

See notes to financial statements

International Income Portfolio as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Unaffiliated investments, at value (identified cost, $31,450,023)	$34,174,707
Affiliated investment, at value (identified cost, $1,029,252)	1,029,252
Foreign currency, at value (identified cost, $185,471)	185,420
Interest receivable	340,677
Interest receivable from affiliated investment	2,015
Receivable for daily variation margin on open financial futures contracts	2,420
Receivable for open forward foreign currency contracts	34,786
Receivable for closed forward foreign currency contracts	3,616
Receivable for open swap contracts	145,178
Total assets	$35,918,071
Liabilities
Payable for open forward foreign currency contracts	$156,011
Payable for closed forward foreign currency contracts	26,974
Written options outstanding, at value (premiums received, $117,803)	41,853
Payable for investments purchased	36,940
Payable to affiliate for investment adviser fee	15,047
Payable for open swap contracts	25,224
Accrued expenses and other liabilities	65,339
Total liabilities	$367,388
Net Assets applicable to investors' interest in Portfolio	$35,550,683
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$32,751,872
Net unrealized appreciation (computed on the basis of identified cost)	2,798,811
Total	$35,550,683

Statement of Operations

For the Six Months Ended
April 30, 2008

Investment Income
Interest (net of foreign taxes, $409)	$671,830
Interest income allocated from affiliated investment	48,573
Expenses allocated from affiliated investment	(5,577)
Total investment income	$714,826
Expenses
Investment adviser fee	$89,574
Trustees' fees and expenses	50
Custodian fee	38,260
Legal and accounting services	34,480
Miscellaneous	1,302
Total expenses	$163,666
Deduct — Reduction of custodian fee	$18
Total expense reductions	$18
Net expenses	$163,648
Net investment income	$551,178
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$110,622
Financial futures contracts	18,267
Swap contracts	13,953
Foreign currency and forward foreign currency exchange contract transactions	604,633
Net realized gain	$747,475
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$1,368,964
Financial futures contracts	(24,944)
Swap contracts	118,010
Written options	75,950
Foreign currency and forward foreign currency exchange contracts	(217,995)
Net change in unrealized appreciation (depreciation)	$1,319,985
Net realized and unrealized gain	$2,067,460
Net increase in net assets from operations	$2,618,638

See notes to financial statements

International Income Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007(1)
From operations — Net investment income	$551,178	$274,606
Net realized gain from investment transactions, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	747,475	356,685
Net change in unrealized appreciation (depreciation) of investments, financial futures contracts, swap contracts, written options, and foreign currency and forward foreign currency exchange contracts	1,319,985	1,478,826
Net increase in net assets from operations	$2,618,638	$2,110,117
Capital transactions — Contributions	$10,129,177	$24,936,962
Withdrawals	(776,963)	(3,467,248)
Net increase in net assets from capital transactions	$9,352,214	$21,469,714
Net increase in net assets	$11,970,852	$23,579,831
Net Assets
At beginning of period	$23,579,831	$—
At end of period	$35,550,683	$23,579,831

(1)  For the period from the start of business, June 27, 2007, to October 31, 2007.

See notes to financial statements

International Income Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2008 (Unaudited)		Period Ended October 31, 2007(1)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(2)	1.11	%(3)	1.35	%(3)
Net investment income	3.63	%(3)	3.75	%(3)
Portfolio Turnover	11%		2%
Total Return	9.72	%(4)	10.05	%(4)
Net assets, end of period (000's omitted)	$35,551		$23,580

(1)  For the period from the start of business, June 27, 2007, to October 31, 2007.

(2)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)  Annualized.

(4)  Not annualized.

See notes to financial statements

International Income Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

International Income Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio's investment objective is to seek total return by investing in a global portfolio consisting primarily of high grade debt securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2008, Eaton Vance International Income Fund, Eaton Vance Medallion Strategic Income Fund and Eaton Vance Strategic Income Fund held an interest of 16.8%, 11.8% and 71.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations, including listed securities and securities for which quotations are available and forward contracts will normally be valued on the basis of market valuations provided by dealers or pricing services. The pricing services consider various factors relating to bonds and/or market transactions to determine market value. Most seasoned fixed rate 30-year mortgage-backed securities (MBS) are valued through the use of the investment adviser's matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt securities with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated which typically are valued by a pricing service or dealer quotes) are valued are amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Foreign exchange rates for foreign exchange forward contracts and for the translation of non-U.S. dollar-denominated investments into U.S. dollars are obtained from a pricing service. Sovereign credit default swaps, foreign interest rate swaps and over-the-counter currency options are valued by a pricing service. Investments for which market quotations are not readily available and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2008, the Portfolio has no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio's initial year of operations from June 27, 2007 to October 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

International Income Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — The Portfolio may enter into financial futures contracts. The Portfolio's investment in financial futures contracts is designed for hedging against changes in interest rates or as substitute for the purchase of securities. Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Portfolio bears the risk if the counterparties do not perform under the contracts' terms.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

International Income Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

M  Interest Rate Swaps — The Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N  Credit Default Swaps — The Portfolio may enter into credit default swap contracts to buy or sell protection against default on an individual issuer or a basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract in the event of default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

O  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio's average daily net assets up to $1 billion and at reduced rates as daily net assets exceed that level, and is payable monthly. The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fee. For the six months ended April 30, 2008, the Portfolio's adviser fee totaled $94,728 of which $5,154 was allocated from Cash Management and $89,574 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2008, the Portfolio's adviser fee, including the portion allocated from Cash Management, was 0.625% (annualized) of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive

International Income Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including paydowns for the six months ended April 30, 2008 were as follows:

Purchases
Investments (non-U.S. Government)	$7,567,939
U.S. Government and Agency Securities	2,884,906
$10,452,845
Sales
Investments (non-U.S. Government)	$1,818,205
U.S. Government and Agency Securities	782,655
$2,600,860

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$32,513,905
Gross unrealized appreciation	$2,836,912
Gross unrealized depreciation	(146,858)
Net unrealized appreciation	$2,690,054

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include forward foreign currency exchange contracts, interest rate swaps, credit default swaps, financial futures contracts, and written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Net Unrealized Appreciation (Depreciation)
7/02/08	Brazilian Real 424,000	United States Dollar 246,154	$(901)
5/06/08	Canadian Dollar 394,000	United States Dollar 388,135	(3,070)
5/27/08	Euro 148,400	United States Dollar 236,707	5,866
5/28/08	New Zealand Dollar 225,000	United States Dollar 178,585	3,467
6/06/08	Peruvian New Sol 700,000	United States Dollar 238,420	(8,012)
7/03/08	Peruvian New Sol 400,000	United States Dollar 136,286	(4,741)
11/06/08	Peruvian New Sol 300,000	United States Dollar 101,902	(4,363)
11/10/08	Peruvian New Sol 300,000	United States Dollar 101,850	(4,428)
12/11/08	Peruvian New Sol 300,000	United States Dollar 101,902	(4,471)
2/09/09	Peruvian New Sol 600,000	United States Dollar 203,114	(9,990)
5/12/08	South African Rand 4,741,457	United States Dollar 616,783	(10,317)
5/14/08	Swedish Krona 4,732,000	Euro 504,058	(4,643)
			$(45,603)

International Income Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Purchases

Settlement Date	In Exchange For	Deliver	Net Unrealized Appreciation (Depreciation)
5/27/08	Botswana Pula 62,000	United States Dollar 9,336	$285
5/30/08	British Pound Sterling 102,339	United States Dollar 203,646	(1,339)
5/30/08	Euro 469,311	United States Dollar 733,262	(3,321)
5/07/08	Icelandic Krona 20,475,317	Euro 178,590	(4,648)
5/13/08	Icelandic Krona 5,172,000	Euro 45,253	(1,413)
5/12/08	Indian Rupee 3,876,000	United States Dollar 96,779	(1,191)
5/19/08	Indian Rupee 4,268,000	United States Dollar 106,807	(1,613)
5/27/08	Indian Rupee 11,425,000	United States Dollar 285,696	(4,290)
5/19/08	Indonesian Rupiah 5,081,253,000	United States Dollar 550,575	(673)
5/12/08	Japanese Yen 758,514,260	United States Dollar 7,335,231	(72,753)
5/19/08	Kazakh Tenge 33,509,000	United States Dollar 276,374	1,490
6/18/08	Kazakh Tenge 19,304,000	United States Dollar 158,580	944
5/27/08	Kenyan Shilling 2,435,000	United States Dollar 39,376	(103)
5/08/08	Malaysian Ringgit 575,000	United States Dollar 180,403	1,609
5/15/08	Malaysian Ringgit 390,000	United States Dollar 122,522	917
5/22/08	Malaysian Ringgit 560,000	United States Dollar 177,947	(719)
5/27/08	Malaysian Ringgit 1,082,000	United States Dollar 344,949	(2,543)
5/30/08	Malaysian Ringgit 670,000	United States Dollar 214,016	(1,999)
5/09/08	Mexican Peso 727,000	United States Dollar 68,950	203
5/12/08	Mexican Peso 1,059,179	United States Dollar 101,114	(401)
5/05/08	New Turkish Lira 246,050	United States Dollar 188,270	4,102

Settlement Date	In Exchange For	Deliver	Net Unrealized Appreciation (Depreciation)
5/20/08	New Turkish Lira 247,000	United States Dollar 183,466	$8,618
5/27/08	New Turkish Lira 226,366	United States Dollar 173,594	2,006
5/12/08	Philippine Peso 7,758,000	United States Dollar 185,923	(2,471)
5/12/08	Polish Zloty 616,000	Euro 178,146	232
5/28/08	Polish Zloty 346,000	Euro 101,099	(1,598)
6/05/08	Polish Zloty 2,595,130	Euro 750,103	304
5/07/08	Zambian Kwacha 139,390,000	United States Dollar 35,860	4,235
6/11/08	Zambian Kwacha 26,000,000	United States Dollar 6,917	508
			$(75,622)

At April 30, 2008, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $3,616 and a payable of $26,974.

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/08	4 Euro-Bund	Long	$473,861	$456,280	$(17,581)
6/08	12 U.K. Gilt	Long	1,302,854	1,299,480	(3,374)
6/08	3 Canadian 10 Year Treasury Bond	Long	358,859	354,870	(3,989)
					$(24,944)

Interest Rate Swaps

Counterparty	Notional Amount (000's omitted)	Portfolio Pays/ Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
J.P. Morgan Chase, N.A.	BRL1,207	Pay	Brazilian Interbank Deposit Rate	11.34%	January 2, 2009	$(5,714)
						$(5,714)

BRL — Brazilian Real

International Income Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Credit Default Swaps

Counterparty	Reference Entity	Buy/ Sell	Notional Amount (000's omitted)	Pay/ Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Barclays	Turkey (Republic of)	Buy	$540	2.12%	1/20/13	$4,022
J.P. Morgan Chase, N.A.	Greece	Buy	4,000	0.13	9/20/17	99,875
J.P. Morgan Chase, N.A.	Iceland (Republic of)	Sell	100	1.70	3/20/18	725
J.P. Morgan Chase, N.A.	Iceland (Republic of)	Sell	300	1.75	3/20/18	3,301
J.P. Morgan Chase, N.A.	Iceland (Republic of)	Sell	100	1.88	3/20/18	2,075
J.P. Morgan Chase, N.A.	Iceland (Republic of)	Sell	100	1.90	3/20/18	2,225
J.P. Morgan Chase, N.A.	Iceland (Republic of)	Sell	100	2.10	3/20/23	4,175
J.P. Morgan Chase, N.A.	Iceland (Republic of)	Sell	100	2.45	3/20/18	7,559
Lehman Brothers, Inc.	Turkey (Republic of)	Buy	843	1.45	7/20/12	21,221
Lehman Brothers, Inc.	CDX.EM.9 Index*	Buy	1,100	2.65	6/30/13	(19,510)
						$125,668

*  CDX.EM.9 Index is composed of issues from (i) Latin America; (ii) Eastern Europe, the Middle East and Africa; and (iii) Asia as determined by Markit Partners.

Written call option activity for the six months ended April 30, 2008 was as follows:

	Principal Amount of Contracts (000's omitted)	Premiums Received
Outstanding, beginning of period	—	$—
Options written	1,099,073	117,803
Outstanding, end of period	1,099,073	$117,803

At April 30, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2008.

7  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8  Recently Issued Accounting Pronouncements

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

International Income Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), "Disclosures about Derivative Instruments and Hedging Activities". FAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

Eaton Vance International Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance International Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance International Income Fund (the "Fund") with Eaton Vance Management ("EVM"), as well as the terms of the investment advisory agreement of the International Income Portfolio (the "Portfolio"), the portfolio in which the Fund will invest substantially all of its assets, with Boston Management and Research ("BMR"), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the "Adviser"), including the fee structure of each agreement, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Fund by EVM and the Portfolio by BMR.

The Board considered EVM's and BMR's management capabilities and investment process with respect to the types of investments to be held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and the Fund. The Board specifically noted EVM's and BMR's expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund and Portfolio in the complex by senior management.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it may receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: manage the Fund's duration, or other general market exposures, using certain derivatives; add exposure to specific market sectors or asset classes without changing the Portfolio's investments, which would affect any other fund investing in the Portfolio; hedge some of the general market risks of the Portfolio while retaining the value added by the individual manager; and hedge a portion of the exposures of the Portfolio while retaining others (e.g., hedging the U.S. government exposure of the Portfolio while retaining its exposure to high-grade corporate bonds).

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The

Eaton Vance International Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the period from inception (June 27, 2007) through September 30, 2007 for the Fund. In light of the Fund's relatively brief operating history, the Board concluded that additional time was required to evaluate Fund performance.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates to be paid by the Fund directly or indirectly through its pro rata share of the expenses of the Portfolio (referred to as "management fees"). As part of its review, the Board considered the Fund's management fees and estimated expense ratio for the period from inception through September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees proposed to be charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels both at the Fund and at the Portfolio level. Based upon the foregoing, the Board concluded that the Adviser and its affiliates and the Fund and the Portfolio can be expected to share such benefits equitably.

Eaton Vance International Income Fund

OFFICERS AND TRUSTEES

Eaton Vance International Income Fund

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R Baur
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

Eaton Vance International Income Fund

OFFICERS AND TRUSTEES CONT'D

Eaton Vance International Income Portfolio

Officers
Mark S. Venezia
President
John R. Baur
Vice President
Michael A. Cirami
Vice President
Christine M. Johnston
Vice President
Susan Schiff
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

Investment Adviser of International Income Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Investment Adviser and Administrator of Eaton Vance International Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance International Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

3042-6/08  INTLISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Income Portfolio

By:	/s/Mark S. Venezia
Mark S. Venezia
President

Date:	June 11, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	June 11, 2008

By:	/s/Mark S. Venezia
Mark S. Venezia
President

Date:	June 11, 2008